JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Diversified Equity Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated October 24, 2008
to the Statement of Additional Information
dated February 29, 2008,
as supplemented May 30, 2008, and August 20, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN TAX AWARE DIVERSIFIED EQUITY FUND. On October 23, 2008, the Board of Trustees of the JPMorgan Tax Aware Diversified Equity Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or about October 30, 2008 (the “Liquidation Date”). Cash proceeds of the liquidation are expected to be distributed to shareholders promptly following the Liquidation Date. As of the Liquidation Date, all references to the Fund in the Statement of Additional Information are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUND ARE NO LONGER BEING OFFERED

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-TA-LIQ-1008

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Diversified Equity Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated October 24, 2008
to the Prospectuses dated February 29, 2008,
as supplemented May 30, 2008, and August 20, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN TAX AWARE DIVERSIFIED EQUITY FUND. On October 23, 2008, the Board of Trustees of the JPMorgan Tax Aware Diversified Equity Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or about October 30, 2008 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Prospectuses are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-TA-LIQ-1008

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Disciplined Equity Fund
 (All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated October 24, 2008
to the Statement of Additional Information dated February 29, 2008

Effective October 30, 2008, all references to Robin Chance in the Statement of Additional Information are hereby deleted in their entirety. The following sections replace the information for the JPMorgan Tax Aware Disciplined Equity Fund in the Statement of Additional Information, dated February 29, 2008, under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities”:

Other Accounts Managed (As of June 30, 2008)

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Tax Aware Disciplined Equity Fund
Susan Bao	3	$3,607	0	0	22	$262

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Tax Aware Disciplined Equity Fund
Susan Bao	0	0	0	0	0	0

Portfolio Managers — Ownership of Securities (As of October 23, 2008)

Aggregate Dollar Range of Securities in the Fund
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Tax Aware Disciplined Equity Fund
Susan Bao	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-TA-PM-1008

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Disciplined Equity Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated October 24, 2008
to the Prospectus dated February 29, 2008

Effective October 30, 2008, the Tax Aware Disciplined Equity Fund paragraph under “The Portfolio Managers” heading in “The Funds’ Management and Administration” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Susan Bao, Vice President of JPMIM, manages the Tax Aware Disciplined Equity Fund. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TA-PM-1008